Expense Example (Invesco Small Cap Growth Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Small Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 670
3 Years	925
5 Years	1,199
10 Years	1,978
Class B, Invesco Small Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	703
3 Years	927
5 Years	1,278
10 Years	2,134
Class C, Invesco Small Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	303
3 Years	627
5 Years	1,078
10 Years	2,327
Class R, Invesco Small Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	153
3 Years	474
5 Years	818
10 Years	1,791
Class Y, Invesco Small Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Class Investor, Invesco Small Cap Growth Fund
Example
Expense Example, By Year, Column [Text]	Investor Class
1 Year	127
3 Years	397
5 Years	686
10 Years	$ 1,511